Schedule V - Valuation and Qualifying Accounts (FY)	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V - Valuation and Qualifying Accounts
Schedule V
Conifer Holdings, Inc. and Subsidiaries
Valuation and Qualifying Accounts
For the Years Ended December 31, 2022, 2021, and 2020
(dollars in thousands)
	Balance at Beginning of Period	Charged to Expense	Decrease to Other Comprehensive Income	Deductions from Allowance Account	Balance at End of Period
Valuation for Deferred Tax Assets
2022	14,594	3,715	3,354	—	21,663
2021	13,292	676	626	—	14,594
2020	13,572	(205)	(75)	—	13,292